Condensed Interim Cash Flow Statements (Unaudited) - Appendix - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Adjustments required to reflect net cash used in operating activities:
Depreciation	$ 1,281	$ 828
Interest income	(723)	(640)
Interest paid	95	15
Exchange gains on cash and cash equivalents	(129)	90
Exchange losses on lease liability	242
Net changes in severance pay obligations	7	(6)
Share based payments	1,790	3,555
Adjustments for reconcile profit loss excluding changes in working capital	2,563	3,842
Changes in working capital:
(Increase) decrease in other current assets	(475)	516
Decrease in trade receivables		2,000
Decrease in long-term prepaid expenses		53
Increase (decrease) in accounts payable and accrued expenses:
Trade	69	(1,217)
Other	2,312	(1,301)
Decrease in deferred revenue	(318)	(440)
Changes in working capital, total	1,588	(389)
Adjustments required to reflect net cash used in operating activities, total	4,151	3,453
APPENDIX B:
Non cash activity- Purchase of property and equipment in payables		$ 911